6. ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
6. ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION
6.	ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION

Accounts receivable were $955,364 and $1,012,697, net of allowance, as of March 31, 2013 and September 30, 2012, respectively. The Company had no customers in excess of 10% of our consolidated revenues for the six months ended March 31, 2013. The Company had one customer (11.8%) with accounts receivable in excess of 10% as of March 31, 2013. The Company does expect to have customers with consolidated revenues or accounts receivable balances of 10% of total accounts receivable in the foreseeable future.

Accounts receivable were $1,012,697 and $823,724, net of allowance, as of September 30, 2012 and 2011, respectively. The Company had no customers in excess of 10% of our consolidated revenues for the year ended September 30, 2012. The Company had no customers with accounts receivable in excess of 10% as of September 30, 2012. The Company does expect to have customers with consolidated revenues or accounts receivable balances of 10% of total accounts receivable in the foreseeable future.